CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
Current assets:
Cash and cash equivalents	$ 356,904	$ 288,782
Short-term investments	340,904	324,949
Restricted cash	9,210	8,663
Accounts receivable, net of allowance for credit losses of $41,618 and $64,573 as of June 30, 2020 and December 31, 2020, respectively	326,606	242,449
Costs and estimated earnings in excess of billings, net of allowance for credit losses of $6,150 and $12,322 as of June 30, 2020 and December 31, 2020, respectively	211,630	186,879
Accounts receivable retention	4,521	6,088
Other receivables, net of allowance for credit losses of $6,224 and $6,508 as of June 30, 2020 and December 31, 2020, respectively	27,712	28,257
Advances to suppliers	16,700	17,255
Amounts due from related parties	24,498	21,444
Inventories	35,898	48,210
Prepaid expenses	1,009	648
Income tax recoverable	7	870
Total current assets	1,355,599	1,174,494
Non-current assets:
Restricted cash	21,512	21,652
Costs and estimated earnings in excess of billings	578	2,309
Accounts receivable retention	5,135	4,717
Prepaid expenses	1	6
Property, plant and equipment, net	88,364	78,050
Prepaid land leases, net	16,716	15,742
Intangible assets, net	1,618	1,713
Investments in equity investees	50,026	41,133
Investment securities	5,018	4,640
Goodwill	1,580	1,460
Deferred tax assets	15,237	8,909
Operating lease right-of-use assets	7,483	6,010
Total non-current assets	213,268	186,341
Total assets	1,568,867	1,360,835
Current liabilities (including amounts of the VIE without recourse to the primary beneficiary of $6,919 and $6,032 as of June 30, 2020 and December 31, 2020, respectively):
Current portion of long-term loans	326	320
Accounts payable	1,854	2,530
Construction costs payable	3,804	2,350
Accrued payroll and related expenses	30,305	17,245
Deferred revenue	185,418	139,242
Income tax payable	11,090	3,142
Warranty liabilities	3,003	3,460
Accrued liabilities	36,081	31,595
Other tax payables	13,306	3,279
Amounts due to related parties	3,959	3,576
Operating lease liabilities	4,227	3,302
Total current liabilities	434,360	327,302
Accrued liabilities	3,966	5,635
Long-term loans	15,773	15,780
Accounts payable	139,701	117,460
Deferred tax liabilities	14,892	13,940
Warranty liabilities	7,474	6,604
Operating lease liabilities	2,896	2,489
Total non-current liabilities	43,715	44,647
Total liabilities	478,075	371,949
Commitments and contingencies	0	0
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,537,099 shares and 60,855,099 shares issued and outstanding as of June 30, 2020 and December 31, 2020	61	61
Additional paid-in capital	224,981	224,043
Statutory reserves	58,954	49,423
Retained earnings	782,408	774,473
Accumulated other comprehensive (loss) income	19,932	(63,517)
Total Hollysys Automation Technologies Ltd. stockholders' equity	1,086,336	984,483
Non-controlling interests	4,456	4,403
Total equity	1,090,792	988,886
Total liabilities and equity	$ 1,568,867	$ 1,360,835